Expenses by category (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by category
Research and Development

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Operating expenses	40,163	33,198	41,166
Payroll expenses	20,195	19,499	17,548
Share-based compensation	2,212	1,909	1,622
Total research and development expenses	62,570	54,606	60,336

General and Administrative

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Operating expenses	5,825	4,729	6,207
Payroll expenses	8,222	7,755	7,874
Share-based compensation	3,212	2,821	1,708
Total general and administrative expenses	17,259	15,305	15,789

Finance result, net

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Financial income	3,196	1,044	69
Financial expense	(133)	(176)	(355)
Exchange differences	(1,598)	(1,467)	393
Finance result, net	1,465	(599)	107